Segment Information - Income Tax Expense by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Information: Income tax expense (benefit)
Income taxes (benefits)	$ 1,117.6	$ 233.2	$ 160.1
Operating Segments
Segment Information: Income tax expense (benefit)
Total segment income tax expense (benefit) from operating earnings (losses)	231.3	246.6	173.3
Reconciling Items
Segment Information: Income tax expense (benefit)
Tax expense (benefit) related to net realized capital gains (losses), as adjusted	(21.7)	(13.5)	(13.2)
Tax expense related to exited business	908.0
Tax expense (benefit) associated with certain adjustments related to equity method investments		0.1
Retirement and Income Solutions | Operating Segments
Segment Information: Income tax expense (benefit)
Total segment income tax expense (benefit) from operating earnings (losses)	138.8	170.4	133.3
U.S. Insurance Solutions | Operating Segments
Segment Information: Income tax expense (benefit)
Total segment income tax expense (benefit) from operating earnings (losses)	100.7	90.5	46.3
Corporate | Operating Segments
Segment Information: Income tax expense (benefit)
Total segment income tax expense (benefit) from operating earnings (losses)	$ (8.2)	$ (14.3)	$ (6.3)